8. Income Taxes (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 1,741,494	$ 1,737,363
NOL beginning expiration date	Dec. 31, 2029
Deferred operating loss carryforwards	$ 264,435	260,604
Change in valuation allowance	$ 868	$ 16,541